STOCK BASED COMPENSATION PLANS (10K) - Company nonvested common shares (Details 7) - $ / shares	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Shares
Nonvested at June 30	18,604	43,811	97,146
Granted	131,558	155,927	10,000
Vested	(21,664)	(181,134)	(55,001)
Forfeited, Director changes			(3,334)
Forfeited, Employee shares not earned			(5,000)
Nonvested at June 30	128,498	18,604	43,811
Weighted-Average Grant-Date Fair Value
Nonvested at June 30	$ 1.88	$ 1.59	$ 1.52
Granted	3.04	2.00	2.17
Vested	2.70	1.89	1.62
Forfeited, Director changes			0.94
Forfeited, Employee shares not earned			1.52
Nonvested at June 30	$ 2.97	$ 1.88	$ 1.59